Annual Fund Operating Expenses - Class A C S I N R T Shares - Janus Henderson Balanced Fund	Jan. 28, 2021
Class A
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.90%
Class C
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.64%
Class S
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.07%
Class I
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.65%
Class N
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.57%
Class R
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	0.50%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.32%
Class T
Operating Expenses:
Management Fees	0.55%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.82%